Debt - Debt Outstanding (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Senior Secured Debt, net	$ 35,642	$ 32,804	$ 53,638
Issuance costs	(110)	(125)	(214)
Other Note Payable, net	3,453	3,205	5,340
Total	39,095	36,009	58,978
Senior Secured Debt, net
Debt Instrument [Line Items]
Senior Secured Debt, net	25,000	25,000	50,000
Payment-in-kind (PIK) interest
Debt Instrument [Line Items]
Senior Secured Debt, net	10,752	7,929	3,852
Other Note Payable, net	953	705	$ 340
Other Note Payable, net
Debt Instrument [Line Items]
Other Note Payable, net	$ 2,500	$ 2,500